Performance Management - Nationwide Destination 2070 Fund	Oct. 31, 2024
Prospectus [Line Items]
Performance Narrative [Text Block]
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the MSCI All Country World Index. The Fund also compares its performance to the S&P Target Date To 2065+ Index, which has characteristics relevant to the Fund’s investment strategy. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800‑848‑0920.

Performance Information Illustrates Variability of Returns [Text]	Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
Performance Availability Website Address [Text]	nationwide.com/mutualfunds
Performance Availability Phone [Text]	800‑848‑0920